Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net (loss)/ income	$ (52,549)	$ 41,805	$ 74,853
Adjustments to reconcile net (loss)/ income to net cash provided by operating activities:
Depreciation and amortization	92,370	75,933	95,822
Vessel impairment losses	27,201	0	0
Loss on sale of securities	19,435	0	0
Gain on debt repayment	(2,140)	0	0
Non cash accrued interest income and amortization of deferred revenue	(5,717)	0	0
Amortization and write-off of deferred financing cost and discount	4,003	3,727	3,091
Amortization of deferred drydock and special survey costs	6,381	4,043	761
Equity in earnings of affiliates	59	(94)	0
Equity compensation expense	93	0	0
Changes in operating assets and liabilities:
Net (increase)/ decrease in restricted cash	(5,286)	(426)	223
(Increase)/ decrease in accounts receivable	(6,023)	9,279	3,020
(Increase)/ decrease in prepaid expenses and other current assets	(303)	173	193
Decrease/(increase) in other long-term assets	61	20	(9)
Increase/ (decrease) in accounts payable	570	(1,118)	653
Increase/ (decrease) in accrued expenses	1,929	(1,107)	(253)
(Decrease)/increase in deferred revenue	(1,000)	1,786	1,313
Increase in amounts due to related parties	3,025	6,800	1,423
Increase in amounts due from related parties	(20,089)	0	0
Payments for dry dock and special survey costs	(5,493)	(17,545)	(9,429)
Net cash provided by operating activities	56,527	123,276	171,661
INVESTING ACTIVITIES:
Acquisition of vessels	(15,341)	(147,830)	(156,221)
Deposits for acquisition of vessels, net of transfers to vessel acquisitions	0	0	(10)
Investment in affiliates	0	(700)	0
Loans receivable from affiliates	(450)	(771)	(470)
Release of restricted cash for vessel acquisitions	0	0	33,429
Proceeds from sale of securities	20,842	0	0
Net cash provided by / (used in) investing activities	5,051	(149,301)	(123,272)
FINANCING ACTIVITIES:
Cash distributions paid	0	(132,306)	(138,994)
Net proceeds from issuance of general partner units	10	1,528	2,233
Proceeds from issuance of common units, net of offering costs	440	72,090	104,499
Proceeds from long-term debt	29,000	79,819	56,000
Net decrease/ (increase) in restricted cash	5,347	(6,409)	0
Repayment of long-term debt and payment of principal	(104,624)	(60,696)	(7,060)
Deferred financing cost	(1,141)	(746)	(918)
Net cash (used in)/provided by financing activities	(70,968)	(46,720)	15,760
Increase/ (decrease) in cash and cash equivalents	(9,390)	(72,745)	64,149
Cash and cash equivalents, beginning of period	26,750	99,495	35,346
Cash and cash equivalents, end of period	17,360	26,750	99,495
Supplemental disclosures of cash flow information
Cash interest paid	26,694	26,787	25,870
Non cash financing activities
Due to related parties	0	0	253
Acquisition of vessels	0	0	(253)
Equity compensation expense	93	0	0
Non cash investing activities
Notes receivable	6,112	0	0
Accrued interest on loan receivable from affiliates	$ 238	$ 0	$ 0